Pension and Other Postretirement Plans Assets of the Aetna Pension Plan (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Reconciliation Of Level 3 Plan Assets [Roll Forward]
Beginning balance	$ 893.7	$ 760.3
Actual return on plan assets	79.6	67.1
Purchases, sales and settlements	(30.4)	68.0
Transfers Out Of Level 3		(1.7)
Ending balance	942.9	893.7
Pension Plan [Member]
Defined Benefit Plan Reconciliation Of Level 3 Plan Assets [Roll Forward]
Actual return on plan assets	562.2	589.0
Expected Return On Plan Assets [Abstract]
Expected long-term return on plan assets (in hundredths)	7.00%	7.00%	7.50%
OPEB Plans [Member]
Defined Benefit Plan Reconciliation Of Level 3 Plan Assets [Roll Forward]
Actual return on plan assets	1.5	2.9
Expected Return On Plan Assets [Abstract]
Defined Benefit Plan, Expected Percentage Return on Plan Assets	4.25%	5.30%	4.10%
Expected long-term return on plan assets (in hundredths)	5.30%	4.10%	4.25%
Debt Securities [Member]
Assets of the Aetna Pension Plan [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	48.00%
Debt Securities [Member] | OPEB Plans [Member]
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Actual Allocation percentage (in hundredths)	84.00%	84.00%
Minimum target allocation (in hundredths)	80.00%	80.00%
Maximum target allocation (in hundredths)	90.00%	90.00%
Others [Member] | OPEB Plans [Member]
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Actual Allocation percentage (in hundredths)	5.00%	6.00%
Real Estate Investment [Member]
Assets of the Aetna Pension Plan [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	7.00%
Real Estate Investment [Member] | OPEB Plans [Member]
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Minimum target allocation (in hundredths)	0.00%	0.00%
Maximum target allocation (in hundredths)	10.00%	10.00%
Private Equity Funds [Member]
Assets of the Aetna Pension Plan [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	4.00%
Equity Securities [Member]
Assets of the Aetna Pension Plan [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	38.00%
Equity Securities [Member] | OPEB Plans [Member]
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Actual Allocation percentage (in hundredths)	11.00%	10.00%
Minimum target allocation (in hundredths)	5.00%	5.00%
Maximum target allocation (in hundredths)	15.00%	15.00%
Real Estate [Member] | Pension Plan [Member]
Defined Benefit Plan Reconciliation Of Level 3 Plan Assets [Roll Forward]
Beginning balance	497.5	469.0
Actual return on plan assets	43.9	40.5
Purchases, sales and settlements	(71.7)	(12.0)
Transfers Out Of Level 3		0
Ending balance	469.7	497.5
Other Assets [Member] | Pension Plan [Member]
Defined Benefit Plan Reconciliation Of Level 3 Plan Assets [Roll Forward]
Beginning balance	396.2	291.3
Actual return on plan assets	35.7	26.6
Purchases, sales and settlements	41.3	80.0
Transfers Out Of Level 3		(1.7)
Ending balance	$ 473.2	$ 396.2
Hedge Funds [Member]
Assets of the Aetna Pension Plan [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	3.00%
Minimum [Member] | Debt Securities [Member] | OPEB Plans [Member]
Assets of the Aetna Pension Plan [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	80.00%	80.00%
Minimum [Member] | Others [Member] | OPEB Plans [Member]
Assets of the Aetna Pension Plan [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	0.00%	0.00%
Minimum [Member] | Equity Securities [Member] | OPEB Plans [Member]
Assets of the Aetna Pension Plan [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	5.00%	5.00%
Maximum [Member] | Debt Securities [Member] | OPEB Plans [Member]
Assets of the Aetna Pension Plan [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	90.00%	90.00%
Maximum [Member] | Others [Member] | OPEB Plans [Member]
Assets of the Aetna Pension Plan [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	10.00%	10.00%
Maximum [Member] | Equity Securities [Member] | OPEB Plans [Member]
Assets of the Aetna Pension Plan [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	15.00%	15.00%